Commitments and Contingencies - RasGas II Leases (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Long-term Purchase Commitment [Line Items]
Shipbuilding and crew training obligation incurred, remainder of 2014	$ 2.5
Shipbuilding and crew training obligation incurred, 2015	3.7
Shipbuilding and crew training obligation incurred, 2016	2.0
Shipbuilding and crew training obligation incurred, 2017	2.4
Shipbuilding and crew training obligation incurred, 2018	3.0
Shipbuilding and crew training obligation incurred, thereafter	2.8
BG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Debt facility used to finance a portion of estimated fully built-up cost	787.0
Fully built up cost	1,000
Net of financing on newbuilding installments, remainder of 2014	3.8
Net of financing on newbuilding installments, 2015	4.9
Net of financing on newbuilding installments, 2016	7.9
Net of financing on newbuilding installments, 2017	15.0
Net of financing on newbuilding installments, 2018	17.3
Net of financing on newbuilding installments, thereafter	6.3
Teekay Nakilat Corporation [Member]
Long-term Purchase Commitment [Line Items]
Description of capital lease, lessee	The Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or the RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures.
Percentage of ownership interest	70.00%
HMRC [Member]
Long-term Purchase Commitment [Line Items]
Present value of the lease rental increase claim	$ 34